GAIN ON CANCELLATION AND SALE OF NEWBUILDING CONTRACTS - Additional Information (Details) $ in Thousands	1 Months Ended					3 Months Ended		12 Months Ended
	Oct. 31, 2016 contract	Jun. 30, 2016 USD ($) contract	May 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jan. 31, 2014 USD ($) contract	Sep. 30, 2016 USD ($) contract	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Property, Plant and Equipment [Line Items]
Gain on cancellation of newbuilding contracts								$ 89	$ 0	$ 0
Gain (loss) on cancellation and sale of newbuilding contracts								(2,683)	108,923	68,989
Sale proceeds received in advance								0	0	139,200
Gain (Loss) On Sale Of Assets								0	78,167	0
Lease termination receipt								0	3,266	0
Disposal Group, Gain(Loss) on Lease Termination								100
Hull J0025 [Member]
Property, Plant and Equipment [Line Items]
Gain on cancellation of newbuilding contracts										35,900
proceeds from cancellation of newbuilding contract										99,300
Loan repayments										44,900
Hull J0028 [Member]
Property, Plant and Equipment [Line Items]
Gain on cancellation of newbuilding contracts										28,900
proceeds from cancellation of newbuilding contract										52,400
Hull D2172 [Member]
Property, Plant and Equipment [Line Items]
Gain on cancellation of newbuilding contracts										2,200
proceeds from cancellation of newbuilding contract										11,000
Hull D2173 [Member]
Property, Plant and Equipment [Line Items]
Gain on cancellation of newbuilding contracts										2,000
proceeds from cancellation of newbuilding contract										$ 11,100
Hull D2174 [Member]
Property, Plant and Equipment [Line Items]
Gain on cancellation of newbuilding contracts									1,700
proceeds from cancellation of newbuilding contract									7,600
Hull J0106 [Member]
Property, Plant and Equipment [Line Items]
Gain on cancellation of newbuilding contracts									23,100
proceeds from cancellation of newbuilding contract									24,700
Hulls D2175 and D2176 [Member]
Property, Plant and Equipment [Line Items]
Gain on cancellation of newbuilding contracts									3,000
Hull D2175 [Member]
Property, Plant and Equipment [Line Items]
proceeds from cancellation of newbuilding contract									7,300
Hull D2176 [Member]
Property, Plant and Equipment [Line Items]
Gain (loss) on cancellation and sale of newbuilding contracts								7,300
Hull D2171 [Member]
Property, Plant and Equipment [Line Items]
Gain on cancellation of newbuilding contracts									2,800
proceeds from cancellation of newbuilding contract									11,900
Fuel Efficient VLGC [Member]
Property, Plant and Equipment [Line Items]
Sale proceeds received in advance					$ 139,200
VLCC Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of newbuilding contracts terminated | contract	4
Gain on cancellation of newbuilding contracts								2,800
MR tanker [Member]
Property, Plant and Equipment [Line Items]
Newbuildings sold to Avance Gas | contract		6				5
Proceeds from Sale of Property, Plant, and Equipment		$ 172,500
Impairment loss								18,200
Avance Gas [Member]
Property, Plant and Equipment [Line Items]
Newbuildings sold to Avance Gas | contract					8
Gain (Loss) On Sale Of Assets								$ 78,200	$ 78,200
Ship Finance International Limited [Member]
Property, Plant and Equipment [Line Items]
Loan repayments				$ 112,700
Front Vanguard [Member] | Ship Finance International Limited [Member] | VLCC Vessels [Member]
Property, Plant and Equipment [Line Items]
Gain on cancellation of newbuilding contracts						$ 100	$ 100
proceeds from cancellation of newbuilding contract			$ 400
Lease termination receipt			$ 400
Impairment of assets under capital lease							$ 7,300